Quarterly Holdings Report
for

Fidelity® Stock Selector Large Cap Value Fund

April 30, 2019

LCV-QTLY-0619
1.800356.115

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
COMMUNICATION SERVICES - 7.4%
Diversified Telecommunication Services - 2.4%
AT&T, Inc.	45,200	$1,399,392
Verizon Communications, Inc.	388,263	22,204,761
		23,604,153
Entertainment - 1.4%
Cinemark Holdings, Inc.	73,200	3,078,060
The Walt Disney Co.	79,985	10,955,545
		14,033,605
Interactive Media & Services - 0.2%
Alphabet, Inc. Class A (a)	1,238	1,484,312
Media - 3.4%
Comcast Corp. Class A	560,948	24,418,066
Interpublic Group of Companies, Inc.	225,879	5,195,217
Omnicom Group, Inc.	50,785	4,064,324
		33,677,607

TOTAL COMMUNICATION SERVICES		72,799,677

CONSUMER DISCRETIONARY - 5.4%
Auto Components - 0.5%
Aptiv PLC	62,680	5,371,676
Hotels, Restaurants & Leisure - 2.6%
McDonald's Corp.	81,460	16,094,052
Royal Caribbean Cruises Ltd.	77,340	9,353,500
		25,447,552
Household Durables - 0.6%
Lennar Corp. Class A	121,580	6,325,807
Leisure Products - 0.1%
Brunswick Corp.	15,834	810,859
Multiline Retail - 0.6%
Dollar Tree, Inc. (a)	53,980	6,006,894
Specialty Retail - 0.6%
Burlington Stores, Inc. (a)	36,021	6,084,307
Textiles, Apparel & Luxury Goods - 0.4%
Tapestry, Inc.	113,230	3,653,932

TOTAL CONSUMER DISCRETIONARY		53,701,027

CONSUMER STAPLES - 7.4%
Beverages - 0.7%
PepsiCo, Inc.	21,800	2,791,490
The Coca-Cola Co.	72,900	3,576,474
		6,367,964
Food & Staples Retailing - 1.5%
Kroger Co.	56,300	1,451,414
Walgreens Boots Alliance, Inc.	56,600	3,032,062
Walmart, Inc.	103,145	10,607,432
		15,090,908
Food Products - 1.9%
Archer Daniels Midland Co.	17,900	798,340
Conagra Brands, Inc.	145,000	4,463,100
Ingredion, Inc.	13,200	1,250,700
Lamb Weston Holdings, Inc.	18,100	1,267,905
Mondelez International, Inc.	131,500	6,686,775
The Kraft Heinz Co.	40,000	1,329,600
Tyson Foods, Inc. Class A	37,100	2,782,871
		18,579,291
Household Products - 2.3%
Colgate-Palmolive Co.	41,100	2,991,669
Procter & Gamble Co.	186,980	19,909,630
		22,901,299
Tobacco - 1.0%
Philip Morris International, Inc.	113,800	9,850,528

TOTAL CONSUMER STAPLES		72,789,990

ENERGY - 9.4%
Energy Equipment & Services - 0.8%
Baker Hughes, a GE Co. Class A	325,800	7,825,716
Oil, Gas & Consumable Fuels - 8.6%
BP PLC sponsored ADR	310,130	13,561,985
Cenovus Energy, Inc. (Canada)	918,600	9,105,776
Cheniere Energy, Inc. (a)	159,600	10,270,260
ConocoPhillips Co.	219,700	13,867,464
Hess Corp.	93,700	6,008,044
Noble Energy, Inc.	226,400	6,126,384
Suncor Energy, Inc.	479,000	15,796,238
Valero Energy Corp.	110,000	9,972,600
		84,708,751

TOTAL ENERGY		92,534,467

FINANCIALS - 22.7%
Banks - 10.8%
Bank of America Corp.	964,600	29,497,468
Citigroup, Inc.	424,200	29,990,944
First Horizon National Corp.	442,400	6,675,816
Huntington Bancshares, Inc.	794,700	11,062,224
KeyCorp	468,900	8,229,195
SunTrust Banks, Inc.	152,300	9,972,604
Wells Fargo & Co.	236,600	11,453,806
		106,882,057
Capital Markets - 3.0%
BlackRock, Inc. Class A	6,918	3,356,890
Cboe Global Markets, Inc.	30,100	3,058,461
E*TRADE Financial Corp.	165,700	8,394,362
Morgan Stanley	273,800	13,210,850
Northern Trust Corp.	20,900	2,059,695
		30,080,258
Consumer Finance - 4.0%
Ally Financial, Inc.	105,700	3,140,347
Capital One Financial Corp.	272,800	25,324,024
SLM Corp.	233,400	2,371,344
Synchrony Financial	261,200	9,055,804
		39,891,519
Diversified Financial Services - 1.4%
Berkshire Hathaway, Inc. Class B (a)	63,357	13,730,095
Insurance - 3.5%
American International Group, Inc.	111,200	5,289,784
Hartford Financial Services Group, Inc.	77,500	4,054,025
MetLife, Inc.	161,300	7,440,769
The Travelers Companies, Inc.	54,500	7,834,375
Willis Group Holdings PLC	51,700	9,530,378
		34,149,331

TOTAL FINANCIALS		224,733,260

HEALTH CARE - 13.6%
Health Care Equipment & Supplies - 4.1%
Abbott Laboratories	124,800	9,929,088
Becton, Dickinson & Co.	29,500	7,101,830
Boston Scientific Corp. (a)	100,200	3,719,424
Danaher Corp.	65,400	8,661,576
Medtronic PLC	98,620	8,758,442
Zimmer Biomet Holdings, Inc.	24,300	2,992,788
		41,163,148
Health Care Providers & Services - 2.0%
Anthem, Inc.	22,200	5,839,266
Cigna Corp.	29,632	4,706,747
CVS Health Corp.	80,134	4,357,687
HCA Holdings, Inc.	5,000	636,150
Humana, Inc.	8,700	2,222,067
McKesson Corp.	15,100	1,800,675
		19,562,592
Life Sciences Tools & Services - 1.0%
Thermo Fisher Scientific, Inc.	35,000	9,710,750
Pharmaceuticals - 6.5%
Allergan PLC	34,700	5,100,900
Bristol-Myers Squibb Co.	108,800	5,051,584
Johnson & Johnson	163,785	23,126,442
Merck & Co., Inc.	174,759	13,755,281
Pfizer, Inc.	423,171	17,184,974
		64,219,181

TOTAL HEALTH CARE		134,655,671

INDUSTRIALS - 7.6%
Aerospace & Defense - 1.4%
General Dynamics Corp.	8,344	1,491,240
United Technologies Corp.	89,396	12,748,764
		14,240,004
Air Freight & Logistics - 0.4%
United Parcel Service, Inc. Class B	37,100	3,940,762
Airlines - 0.5%
American Airlines Group, Inc.	151,018	5,161,795
Construction & Engineering - 0.8%
AECOM (a)	232,830	7,892,937
Electrical Equipment - 0.5%
Sensata Technologies, Inc. PLC (a)	93,986	4,693,661
Industrial Conglomerates - 1.3%
General Electric Co.	1,091,552	11,101,084
Honeywell International, Inc.	10,516	1,825,893
		12,926,977
Marine - 0.4%
A.P. Moller - Maersk A/S Series B	3,015	3,886,619
Professional Services - 0.4%
Nielsen Holdings PLC	134,878	3,443,435
Road & Rail - 1.2%
Norfolk Southern Corp.	56,858	11,600,169
Trading Companies & Distributors - 0.7%
HD Supply Holdings, Inc. (a)	160,399	7,328,630
Transportation Infrastructure - 0.0%
The Drilling Co. of 1972 A/S (a)	24	1,842

TOTAL INDUSTRIALS		75,116,831

INFORMATION TECHNOLOGY - 9.9%
Communications Equipment - 1.2%
Cisco Systems, Inc.	219,400	12,275,430
Electronic Equipment & Components - 0.9%
SYNNEX Corp.	42,400	4,574,112
TE Connectivity Ltd.	42,200	4,036,430
		8,610,542
IT Services - 4.2%
Amdocs Ltd.	265,250	14,609,970
Cognizant Technology Solutions Corp. Class A	130,200	9,499,392
Conduent, Inc. (a)	271,600	3,484,628
IBM Corp.	67,100	9,412,117
Sabre Corp.	214,500	4,453,020
		41,459,127
Semiconductors & Semiconductor Equipment - 2.1%
Intel Corp.	117,300	5,986,992
NXP Semiconductors NV	77,300	8,164,426
Qualcomm, Inc.	74,100	6,382,233
		20,533,651
Software - 1.3%
Microsoft Corp.	39,900	5,210,940
SS&C Technologies Holdings, Inc.	121,600	8,227,456
		13,438,396
Technology Hardware, Storage & Peripherals - 0.2%
Western Digital Corp.	39,800	2,034,576

TOTAL INFORMATION TECHNOLOGY		98,351,722

MATERIALS - 3.6%
Chemicals - 2.9%
DowDuPont, Inc.	298,343	11,471,288
LyondellBasell Industries NV Class A	52,400	4,623,252
Nutrien Ltd.	93,900	5,092,763
Olin Corp.	120,400	2,611,476
Westlake Chemical Corp.	69,100	4,819,725
		28,618,504
Construction Materials - 0.3%
Eagle Materials, Inc.	31,500	2,863,665
Containers & Packaging - 0.4%
Crown Holdings, Inc. (a)	73,700	4,284,181

TOTAL MATERIALS		35,766,350

REAL ESTATE - 4.8%
Equity Real Estate Investment Trusts (REITs) - 4.5%
American Homes 4 Rent Class A	116,800	2,800,864
American Tower Corp.	31,900	6,230,070
Boston Properties, Inc.	50,800	6,991,096
Corporate Office Properties Trust (SBI)	120,700	3,365,116
DDR Corp.	131,100	1,735,764
Equinix, Inc.	1,100	500,170
Prologis, Inc.	102,000	7,820,340
Spirit Realty Capital, Inc.	15,620	631,985
Store Capital Corp.	67,718	2,256,364
VICI Properties, Inc.	148,300	3,381,240
Welltower, Inc.	87,600	6,528,828
Weyerhaeuser Co.	88,500	2,371,800
		44,613,637
Real Estate Management & Development - 0.3%
Cushman & Wakefield PLC	128,700	2,527,668

TOTAL REAL ESTATE		47,141,305

UTILITIES - 6.1%
Electric Utilities - 5.1%
Edison International	93,000	5,930,610
Entergy Corp.	34,911	3,382,876
Evergy, Inc.	118,300	6,840,106
Exelon Corp.	160,600	8,182,570
FirstEnergy Corp.	152,500	6,409,575
NextEra Energy, Inc.	59,610	11,590,568
Vistra Energy Corp.	302,800	8,251,300
		50,587,605
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	8,560	352,415
Multi-Utilities - 0.9%
Sempra Energy	70,850	9,065,258

TOTAL UTILITIES		60,005,278

TOTAL COMMON STOCKS
(Cost $900,681,109)		967,595,578
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 2.36% 5/2/19 (b)
(Cost $369,976)	370,000	369,975
	Shares	Value

Money Market Funds - 3.9%
Fidelity Cash Central Fund, 2.49% (c)
(Cost $38,357,834)	38,350,394	38,358,064
TOTAL INVESTMENT IN SECURITIES - 101.8%
(Cost $939,408,919)		1,006,323,617
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(17,393,492)
NET ASSETS - 100%		$988,930,125

Legend

 (a) Non-income producing

 (b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $369,975.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$253,075
Fidelity Securities Lending Cash Central Fund	694
Total	$253,769

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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